Consolidated Statements Of Comprehensive Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues:
Lease rental income	$ 468,732	$ 383,989	$ 327,627
Management fees	19,921	26,169	29,324
Trading container sales proceeds	12,980	42,099	34,214
Gains on sale of containers, net	27,340	34,837	31,631
Total revenues	528,973	487,094	422,796
Operating expenses:
Direct container expense	43,062	25,173	18,307
Cost of trading containers sold	11,910	36,810	29,456
Depreciation expense and container impairment	148,974	104,844	83,177
Amortization expense	4,226	5,020	6,110
General and administrative expense	24,922	23,015	23,495
Short-term incentive compensation expense	1,779	5,310	4,921
Long-term incentive compensation expense	4,961	6,950	5,950
Bad debt expense, net	8,084	1,525	3,007
Gain on sale of containers to noncontrolling interest			(19,773)
Total operating expenses	247,918	208,647	154,650
Income (loss) from operations	281,055	278,447	268,146
Other income (expense):
Interest expense	(85,174)	(72,886)	(44,891)
Interest income	122	146	32
Realized losses on interest rate swaps and caps, net	(8,409)	(10,163)	(10,824)
Unrealized gains (losses) on interest rate swaps and caps, net	8,656	5,527	(3,849)
Bargain purchase gain		9,441
Other, net	(45)	44	(115)
Net other income (expense)	(84,850)	(67,891)	(59,647)
Income before income tax and noncontrolling interests	196,205	210,556	208,499
Income tax expense	(6,831)	(5,493)	(4,481)
Net income	189,374	205,063	204,018
Less: Net (income) loss attributable to the noncontrolling interests	(6,565)	1,887	(14,412)
Net income attributable to Textainer Group Holdings Limited common shareholders	182,809	206,950	189,606
Net income attributable to Textainer Group Holdings Limited common shareholders per share:
Basic	$ 3.25	$ 4.04	$ 3.88
Diluted	$ 3.21	$ 3.96	$ 3.80
Weighted average shares outstanding (in thousands):
Basic	56,317	51,277	48,859
Diluted	56,862	52,231	49,839
Other comprehensive income:
Foreign currency translation adjustments	(45)	142	24
Comprehensive income	189,329	205,205	204,042
Comprehensive loss (income) attributable to the noncontrolling interest	(6,565)	1,887	(14,412)
Comprehensive income attributable to Textainer Group Holdings Limited common shareholders	$ 182,764	$ 207,092	$ 189,630